Intangible Assets - rollforward of goodwill - (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($)	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning balance	$ 495,004,000	$ 495,135,000	$ 1,253,822,000	$ 1,694,313,000	$ 1,693,906,000
Re-allocation of goodwill upon change in reporting units					0
Impact of Fresh-Start Reporting			575,539,000
Foreign currency translation adjustment	(62,000)	(131,000)	(162,000)	107,000	407,000
Canada deconsolidation			5,100,000
Goodwill, Ending balance	494,942,000	495,004,000	1,070,674,000	1,253,822,000	1,694,313,000
Skillsoft reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance	491,654,000	491,785,000	1,112,820,000	1,434,047,000	0
Re-allocation of goodwill upon change in reporting units					1,433,662,000
Impact of Fresh-Start Reporting			507,843,000
Foreign currency translation adjustment	(62,000)	(131,000)	(158,000)	113,000	385,000
Canada deconsolidation			5,100,000
Goodwill, Ending balance	491,592,000	491,654,000	999,628,000	1,112,820,000	1,434,047,000
Accumulated impairment losses	0	0		321,340	0
SumTotal reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance	3,350,000	3,350,000	141,002,000	260,266,000	0
Re-allocation of goodwill upon change in reporting units					260,244,000
Impact of Fresh-Start Reporting			67,696,000
Foreign currency translation adjustment		0	(4,000)	(6,000)	22,000
Canada deconsolidation			0
Goodwill, Ending balance	$ 3,350,000	3,350,000	$ 71,046,000	141,002,000	260,266,000
Accumulated impairment losses		$ 0		$ 119,258	$ 0